                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended June 30, 2004

Check here if Amendment             [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMR Advisors, Inc.
Address:          400 Centre Street
                  Newton, MA 02458.

Form 13F File Number: 28-10878
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas M. O'Brien
Title:   President
Phone:   617-332-9530

Signature, Place, and Date of Signing:

/s/ Thomas M. O'Brien                       NEWTON, MA                         7/29/04
-----------------------------               --------------------------         ------------
[Signature]                                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              73
                                            ------------------

Form 13F Information Table Value Total:           210,415
                                             -----------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

                                   TITLE                   VALUE                                    INVESTMENT
NAME OF ISSUER                   OF CLASS     CUSIP      (X $1,000)   AMOUNT AND TYPE OF SECURITY   DISCRETION     OTHER MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHRS OR PRN
                                                                       AMT       SH/PRN   PUT/CALL
AMERICAN REAL ESTATE PARTNERS       BONDS    029171AA3     2,040     2,000,000     PRN                sole             none
FELCOR LODGING LTD PARTNERSHIP      BONDS    31430QAL1     3,046     2,950,000     PRN                sole             none
HOST MARRIOTT LP                    BONDS    44108EAS7     1,617     1,650,000     PRN                sole             none
ITT CORP NEW                        BONDS    450912AD2     3,136     3,275,000     PRN                sole             none
MERISTAR HOSPITALITY OPER           BONDS    58984NAB3     3,461     3,250,000     PRN                sole             none
MERISTAR HOSPITALITY OPER           BONDS    58984SAA4     1,010     1,000,000     PRN                sole             none
PRIME HOSPITALITY CORP              BONDS    741917AJ7     2,065     2,000,000     PRN                sole             none
AMLI RESIDENTIAL PPTYS TR           COM      001735109     3,131       106,700      SH                sole             none
APARTMENT INVT. + MGMT CO           COM      03748R101     4,952       159,100      SH                sole             none
ARDEN RLTY INC                      COM      039793104     3,370       114,600      SH                sole             none
AVALONBAY CMNTYS INC                COM      053484101     5,381        95,200      SH                sole             none
BEDFORD PPTY INVS INC               COM      076446301     5,710       195,300      SH                sole             none
BNP RESIDENTIAL PPTYS INC           COM      05564T103     2,838       216,000      SH                sole             none
BRANDYWINE RLTY TR                  COM      105368203       870        32,000      SH                sole             none
COLONIAL PPTYS TR                   COM      195872106     7,089       184,000      SH                sole             none
COMMERCIAL NET LEASE RLTY INC       COM      202218103     6,243       363,000      SH                sole             none
CORNERSTONE RLTY INCOME TR INC      COM      21922V102     1,798       205,000      SH                sole             none
CRESCENT REAL ESTATE EQUITIES       COM      225756105     6,754       419,000      SH                sole             none
EQUITY OFFICE PPTYS TR              COM      294741103     9,571       351,900      SH                sole             none
FIRST INDL RLTY TR INC              COM      32054K103     8,556       232,000      SH                sole             none
GABLES RESIDENTIAL TR               COM      362418105     2,209        65,000      SH                sole             none
GETTY RLTY CORP NEW                 COM      374297109     1,474        58,600      SH                sole             none
GLENBOROUGH RLTY TR INC             COM      37803P105     6,423       350,000      SH                sole             none
GLIMCHER RLTY TR                    COM      379302102     1,659        75,000      SH                sole             none
HEALTH CARE REIT INC                COM      42217K106     6,403       197,000      SH                sole             none
HERITAGE PPTY INVT TR INC           COM      42725M107     7,412       273,900      SH                sole             none
HIGHWOODS PPTYS INC                 COM      431284108     3,525       150,000      SH                sole             none
HOME PROPERTIES INC                 COM      437306103       386         9,900      SH                sole             none
KRAMONT RLTY TR                     COM      50075Q107       744        46,500      SH                sole             none
LEXINGTON CORPORATE PPTY TR         COM      529043101     5,714       287,000      SH                sole             none
LIBERTY PROPERTY                    COM      531172104       402        10,000      SH                sole             none
MAGUIRE PPTYS INC                   COM      559775101     4,211       170,000      SH                sole             none
MILLS CORP                          COM      601148109     1,635        35,000      SH                sole             none
NATIONWIDE HEALTH PPTYS INC         COM      638620104     6,445       341,000      SH                sole             none
NEW PLAN EXCEL RLTY TR INC          COM      648053106     4,887       209,200      SH                sole             none
POST PPTYS INC                      COM      737464107     4,238       145,400      SH                sole             none
PROLOGIS                            COM      743410102       230         7,000      SH                sole             none
RECKSON ASSOCS RLTY CORP            COM      75621K106     1,895        69,000      SH                sole             none
SOVRAN SELF STORAGE INC             COM      84610H108     3,555        93,100      SH                sole             none
SUMMIT PPTYS INC                    COM      866239106     1,144        44,600      SH                sole             none
TOWN + CNTRY TR                     COM      892081100       505        20,000      SH                sole             none
U S RESTAURANT PPTYS INC            COM      902971100     6,014       395,900      SH                sole             none
UNITED DOMINION RLTY TR INC         COM      910197102     3,276       165,600      SH                sole             none
WINDROSE MED PPTYS TR               COM      973491103       331        30,100      SH                sole             none
SSGA FDS                            MONEY
                                    MARKET
                                    FUND     8611238A8     3,485     3,485,490      SH                sole             none
CBL + ASSOC PPTYS INC               PFD      124830308     1,056        20,000      SH                sole             none
EQUITY INNS INC                     PFD      294703301       853        34,000      SH                sole             none
GLIMCHER RLTY TR                    PFD      379302409     1,188        50,000      SH                sole             none
HIGHWOODS PPTYS INC                 PFD      431284306     1,836        75,000      SH                sole             none
KEYSTONE PPTY TR                    PFD      493596308       168         6,500      SH                sole             none
MILLS CORP                          PFD      601148208        35         1,300      SH                sole             none
MILLS CORP                          PFD      601148406       186         7,100      SH                sole             none
NATIONWIDE HEALTH PPTYS INC         PFD      638620203        24           250      SH                sole             none
RAIT INVT TR                        PFD      749227203     3,008       125,000      SH                sole             none
AFFORDABLE RESIDENTIAL CMNTYS       PFD      008273203     7,457       289,600      SH                sole             none





NAME OF ISSUER                         VOTING AUTHORITY
------------------------------------------------------------------

                                    SOLE       SHARED     NONE
AMERICAN REAL ESTATE PARTNERS          sole
FELCOR LODGING LTD PARTNERSHIP         sole
HOST MARRIOTT LP                       sole
ITT CORP NEW                           sole
MERISTAR HOSPITALITY OPER              sole
MERISTAR HOSPITALITY OPER              sole
PRIME HOSPITALITY CORP                 sole
AMLI RESIDENTIAL PPTYS TR              sole
APARTMENT INVT. + MGMT CO              sole
ARDEN RLTY INC                         sole
AVALONBAY CMNTYS INC                   sole
BEDFORD PPTY INVS INC                  sole
BNP RESIDENTIAL PPTYS INC              sole
BRANDYWINE RLTY TR                     sole
COLONIAL PPTYS TR                      sole
COMMERCIAL NET LEASE RLTY INC          sole
CORNERSTONE RLTY INCOME TR INC         sole
CRESCENT REAL ESTATE EQUITIES          sole
EQUITY OFFICE PPTYS TR                 sole
FIRST INDL RLTY TR INC                 sole
GABLES RESIDENTIAL TR                  sole
GETTY RLTY CORP NEW                    sole
GLENBOROUGH RLTY TR INC                sole
GLIMCHER RLTY TR                       sole
HEALTH CARE REIT INC                   sole
HERITAGE PPTY INVT TR INC              sole
HIGHWOODS PPTYS INC                    sole
HOME PROPERTIES INC                    sole
KRAMONT RLTY TR                        sole
LEXINGTON CORPORATE PPTY TR            sole
LIBERTY PROPERTY                       sole
MAGUIRE PPTYS INC                      sole
MILLS CORP                             sole
NATIONWIDE HEALTH PPTYS INC            sole
NEW PLAN EXCEL RLTY TR INC             sole
POST PPTYS INC                         sole
PROLOGIS                               sole
RECKSON ASSOCS RLTY CORP               sole
SOVRAN SELF STORAGE INC                sole
SUMMIT PPTYS INC                       sole
TOWN + CNTRY TR                        sole
U S RESTAURANT PPTYS INC               sole
UNITED DOMINION RLTY TR INC            sole
WINDROSE MED PPTYS TR                  sole
SSGA FDS

                                       sole
CBL + ASSOC PPTYS INC                  sole
EQUITY INNS INC                        sole
GLIMCHER RLTY TR                       sole
HIGHWOODS PPTYS INC                    sole
KEYSTONE PPTY TR                       sole
MILLS CORP                             sole
MILLS CORP                             sole
NATIONWIDE HEALTH PPTYS INC            sole
RAIT INVT TR                           sole
AFFORDABLE RESIDENTIAL CMNTYS          sole

                                   TITLE                   VALUE                                    INVESTMENT
NAME OF ISSUER                   OF CLASS     CUSIP      (X $1,000)   AMOUNT AND TYPE OF SECURITY   DISCRETION     OTHER MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHRS OR PRN
                                                                       AMT       SH/PRN   PUT/CALL
ANTHRACITE CAP INC                  PFD      037023306       260        10,000      SH                sole             none
APARTMENT INVT + MGMT CO            PFD      03748R408       518        20,000      SH                sole             none
APARTMENT INVT + MGMT CO            PFD      03748R820       562        24,000      SH                sole             none
APARTMENT INVT + MGMT CO            PFD      03748R838     1,447        60,000      SH                sole             none
APRTMENT INVT + MGMT CO             PFD      03748R846     1,002        38,000      SH                sole             none
FELCOR LODGING TR INC               PFD      31430F200     1,971        83,000      SH                sole             none
FELCOR LODGING TR INC               PFD      31430F408       473        18,900      SH                sole             none
HOST MARRIOTT CORP                  PFD      44107P609     1,527        60,000      SH                sole             none
JAMESON INNS INC                    PFD      470457201       100         4,100      SH                sole             none
LTC PPTYS INC                       PFD      502175607     4,287       175,000      SH                sole             none
OMEGA HEALTHCARE INVS INC           PFD      681936407     4,016       160,000      SH                sole             none
RECKSON ASSOCS RLTY CORP            PFD      75621K205       569        21,800      SH                sole             none
WINSTON HOTELS INC                  PFD      97563A300     6,125       255,000      SH                sole             none
ALEXANDRIA REAL ESTATE EQUITIE      PFD      015271406     3,060       120,000      SH                sole             none
BEDFORD PPTY INVS INC               PFD      076446608       720        30,000      SH                sole             none
BOYKIN LODGING CO                   PFD      103430302     1,834        70,000      SH                sole             none
INNKEEPERS USA TR                   PFD      4576J0401     3,543       147,000      SH                sole             none
SL GREEN RLTY CORP                  PFD      78440X408     1,750        70,000      SH                sole             none





NAME OF ISSUER                         VOTING AUTHORITY
------------------------------------------------------------------

                                    SOLE       SHARED     NONE
ANTHRACITE CAP INC                     sole
APARTMENT INVT + MGMT CO               sole
APARTMENT INVT + MGMT CO               sole
APARTMENT INVT + MGMT CO               sole
APRTMENT INVT + MGMT CO                sole
FELCOR LODGING TR INC                  sole
FELCOR LODGING TR INC                  sole
HOST MARRIOTT CORP                     sole
JAMESON INNS INC                       sole
LTC PPTYS INC                          sole
OMEGA HEALTHCARE INVS INC              sole
RECKSON ASSOCS RLTY CORP               sole
WINSTON HOTELS INC                     sole
ALEXANDRIA REAL ESTATE EQUITIE         sole
BEDFORD PPTY INVS INC                  sole
BOYKIN LODGING CO                      sole
INNKEEPERS USA TR                      sole
SL GREEN RLTY CORP                     sole